Financial Instruments - Additional Information (Detail) $ in Millions			1 Months Ended	6 Months Ended
	Jun. 30, 2015 USD ($)	Aug. 11, 2014 USD ($) MaintenanceAndSafety	Jan. 31, 2014 shares	Jun. 30, 2015 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate				8.00%
Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of Units for Maintenance and Safety		3
Newbuildings [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of Units for Maintenance and Safety		1
Tanker Investments Limited [Member] | Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility used in computing fair value of stock purchase warrants	53.30%
Tanker Investments Limited [Member] | Warrant [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant | shares			1,500,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of ownership acquired		100.00%
Portion of purchase price paid in cash | $		$ 4.0
Potential additional cash amount for purchase price | $		$ 27.6
Business Combination, Contingent Consideration Arrangements, Description				If there are no yard cost overruns and no charterer late delivery penalties; the two unchartered UMS under construction are chartered above specified rates; and no material defects from construction are identified within one year after the delivery of each UMS. To the extent such events occur, the potential additional amount of $27.6 million will be reduced in accordance with the terms of the purchase agreement.
Estimated fair value of contingent consideration liability | $	$ 15.3			$ 15.3
Discount rate				11.50%
Teekay Offshore [Member] | Newbuildings [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of Units for Maintenance and Safety		2